Pension and Post-Retirement Benefits - Components of Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Curtailment gain					$ (1.5)
Net periodic benefit costs	(0.1)	1.3	(0.3)	4.0	3.9
Pension Plans Revlon [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0.3	0.4	0.7	1.2	1.6	1.2	1.5
Interest cost	6.9	7.5	20.7	22.5	30.0	32.4	33.8
Expected return on plan assets	(9.6)	(8.8)	(28.7)	(26.4)	(35.2)	(35.0)	(32.1)
Amortization of prior service cost (credit)						0.1	0.1
Amortization of actuarial loss	2.1	2.0	6.4	6.1	8.1	5.3	5.1
Curtailment gain					(1.5)
Defined Benefit Plan Net Periodic Benefit Cost Before Portion Allocated To Affiliate	(0.3)	1.1	(0.9)	3.4	3.0	4.0	8.4
Defined Benefit Plan Net Periodic Benefit Cost Portion Allocated To Affiliate	0	0	(0.1)	(0.1)	(0.1)	(0.1)	(0.1)
Net periodic benefit costs	(0.3)	1.1	(1.0)	3.3	2.9	3.9	8.3
Other Post-Retirement Benefit Plans [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0	0	0	0
Interest cost	0.1	0.1	0.4	0.5	0.7	0.9	0.9
Expected return on plan assets	0	0	0	0
Amortization of prior service cost (credit)
Amortization of actuarial loss	0.1	0.1	0.3	0.2	0.3	0.3	0.2
Curtailment gain
Defined Benefit Plan Net Periodic Benefit Cost Before Portion Allocated To Affiliate	0.2	0.2	0.7	0.7	1.0	1.2	1.1
Defined Benefit Plan Net Periodic Benefit Cost Portion Allocated To Affiliate	0	0	0	0		(0.1)	(0.1)
Net periodic benefit costs	$ 0.2	$ 0.2	$ 0.7	$ 0.7	$ 1.0	$ 1.1	$ 1.0